Schedule of trade and other receivables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Trade and other current receivables [abstract]
Trade receivables (net of allowance)		₨ 1,897,590	₨ 772,769
Receivables from joint venture			15,418
Receivable from other related parties			3,317
Refund and other receivable (net of allowance)		37,112	78,322
Total		1,934,702	869,826
Contract Assets		11	626
Total	$ 25,500	₨ 1,934,713	₨ 870,452